Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions
Provisions

The Group is involved in tax and labor lawsuits that were considered probable losses and are provisioned according to the table below:

	Balance as of January 1, 2021	Provisions	Balance as of December 31, 2021	Provisions	Provisions assumed in a business combination (note 9.3.c)	Reversal of provisions assumed in a business combination	Reversal	Payments	Balance as of December 31, 2022
Tax	11	120	131	77	-	-	(3)	-	205
Labor	150	352	502	582	13,583	(2,240)	(270)	(15)	12,142
Total Provisions	161	472	633	659	13,583	(2,240)	(273)	(15)	12,347